Condensed Consolidated Balance Sheets (unaudited) (Parenthetical) - USD ($) $ in Thousands	Aug. 31, 2020	Jul. 07, 2020	Feb. 29, 2020	Feb. 28, 2019
Condensed Consolidated Balance Sheets (unaudited)
Preferred stock, par value	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	25,000,000		25,000,000	19,513,996
Preferred stock, shares issued	0		19,513,939	18,640,901
Preferred stock, shares outstanding	0		19,513,939	18,640,901
Preferred stock, liquidation value			$ 239,244
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000	65,000,000
Common stock, shares issued	49,269,342		6,033,450	3,616,549
Common stock, shares outstanding	49,269,342		6,033,450	3,616,549